Cash and Cash Equivalents and Short-term Investments - Denominated in different currencies (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	$ 886,336	$ 630,996
US$
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	836,718	533,173
RMB
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	45,772	79,319
Hong Kong dollar ("HK$")
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	3,114	16,721
Euro
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	713	1,370
Others
Cash and Cash Equivalents and Short-term Investments
Cash and cash equivalents and short-term investments	$ 19	$ 413